Annual Total Returns [BarChart] - First Trust NASDAQ Clean Edge Green Energy Index Fund - First Trust NASDAQ Clean Edge Green Energy Index Fund	May 03, 2021
Bar Chart Table:
2011	(41.23%)
2012	(0.50%)
2013	89.79%
2014	(3.05%)
2015	(6.43%)
2016	(2.12%)
2017	31.73%
2018	(12.22%)
2019	42.69%
2020	183.52%